Expense Example, No Redemption - Investor A, C and Institutional - BlackRock High Yield Municipal Fund - Investor C Shares	Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	532
Expense Example, No Redemption, 5 Years	919
Expense Example, No Redemption, 10 Years	$ 2,005